Optionally Convertible Promissory Notes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Loan interest rate	125.00%
Notes issued | ¥	¥ 10,669,498		¥ 10,117,188
Optionally convertible promissory notes [member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Loan interest rate	6.00%
Borrowings maturity date	Sep. 30, 2023
Conversion Of Debt To Equity conversion price | $ / shares		$ 30.07
Notes issued				¥ 7,884,000	$ 1,158